Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Current tax expense [Abstract]
Federal	$ 2,938	$ 2,657
State	984	1,094
Total	3,922	3,751
Deferred tax benefit	1,789	(126)
Income tax expense	5,711	3,625
Deferred tax assets [Abstract]
Allowance for loan losses	6,849	7,204
Stock compensation	0	29
Depreciation	349	162
SERP	1,271	2,222
Capitalized OREO expense	1,984	1,563
OTTI write down on securities	65	437
Nonaccrued interest	952	1,528
Discount accretion	0	27
Deferred tax assets	11,470	13,172
Deferred tax liabilities [Abstract]
Deferred loan costs	(842)	(755)
Unrealized gains and losses	(110)	(157)
Deferred tax liabilities	(952)	(912)
Net deferred tax asset	10,518	12,260
Reconciliation of effective income tax rate with statutory federal rate [Abstract]
At Federal statutory rate	6,128	4,373
Adjustments resulting from [Abstract]
State income taxes, net of Federal tax benefit	675	727
Noncontrolling interest	(625)	(1,422)
Tax exempt income	(31)	(30)
Dividend exclusion	0	(22)
BOLI	(122)	(127)
Nondeductible expenses	5	0
Other	(319)	126
Income tax expense	$ 5,711	$ 3,625